October 21, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hartford Series Fund, Inc.
File Nos. 333-45431/811-08629

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and Statement of Additional Information being used in connection with the offering of shares of Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), a series of Hartford Series Fund, Inc. (the “Registrant”), under Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                          that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 109 to the Registrant’s registration statement (the “Amendment”) filed on October 15, 2013; and

2.                          that the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 15, 2013 as part of Post-Effective Amendment No. 109 under the 1933 Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (610) 386-1844.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Assistant Secretary

cc:  Michelle Lombardo, Esq.

       Lisa Zeises, Esq.